Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000253656 | Cipher Mining, Inc.FR_17253J106
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253656 | Terawulf, Inc.FR_88080T104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253656 | Riot Platforms, Inc.FR_767292105
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253656 | Fidelity Wise Origin Bitcoin FundFR_315948109
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253656 | Hut 8 Corp.FR_44812J104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253656 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253656 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253656 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253656 | Bitfarms Ltd.FR_09173B107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253656 | Core Scientific, Inc.FR_21874A106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253656 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000253656 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000253656 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000253656 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253656 | IndustryMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253656 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253656 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253656 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253656 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253656 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253658 | Cipher Mining, Inc.FR_17253J106
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253658 | Terawulf, Inc.FR_88080T104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253658 | Riot Platforms, Inc.FR_767292105
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253658 | Hut 8 Corp.FR_44812J104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253658 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253658 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253658 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253658 | Bitfarms Ltd.FR_09173B107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253658 | ProShares Bitcoin ETFFR_74347G440
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253658 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253658 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000253658 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000253658 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000253658 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253658 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253658 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253658 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253658 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253658 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253658 | IndustryMutual Funds And Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253657 | Cipher Mining, Inc.FR_17253J106
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253657 | Terawulf, Inc.FR_88080T104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000253657 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253657 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253657 | Core Scientific, Inc.FR_21874A106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253657 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253657 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253657 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253657 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253657 | Landbridge Co. LLCFR_514952100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253657 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000253657 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000253657 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253657 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253657 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000253657 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253657 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253657 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253657 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253657 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	3.20%